UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/01
Check here if Amendment []; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 3000 Stonewood Drive, Suite 310
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-935-5520, Ext: 116

/s/ Jack Kunkle
July 29, 2004

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 92
Form 13F Information Table Value Total: 681,299

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ----
A T M I Inc.                   COM              00207r101    10787 452300.000SH      SOLE                        452300.000
Abitibi-Consol                 COM              003924107      586 80000.000SH       SOLE                         80000.000
American Woodmark Corp         COM              030506109    16529 307512.162SH      SOLE                        307512.162
Anadarko Petroleum Corp.       COM              032511107     8976 157890.000SH      SOLE                        157890.000
Apollo Group Inc CL A          COM              037604105      675 15000.000SH       SOLE                         15000.000
Applied Materials              COM              038222105     2564 63940.000SH       SOLE                         63940.000
Ark Best Corp.                 COM              040790107    26976 936016.000SH      SOLE                        936016.000
BE Aerospace Inc               COM              073302101     2891 315222.000SH      SOLE                        315222.000
Beazer Homes USA Inc.          COM              07556Q105    17910 244775.000SH      SOLE                        244775.000
Black & Decker Corp            COM              091797100     3498 92700.000SH       SOLE                         92700.000
Calpine Corp.                  COM              131347106    27098 1613911.000SH     SOLE                        1613911.000
Cemex                          COM              151290889    20536 831405.000SH      SOLE                        831405.000
Cendant                        COM              151313103    25340 1292205.000SH     SOLE                        1292205.000
Centex Corp                    COM              152312104    18517 324350.000SH      SOLE                        324350.000
Citigroup Inc.                 COM              172967101    21912 434080.030SH      SOLE                        434080.030
Citrix Sys Inc                 COM              177376100    10465 461840.000SH      SOLE                        461840.000
Computer Assoc Int'l           COM              204912109     4738 137361.000SH      SOLE                        137361.000
Conductus                      COM              206784100     1342 491700.000SH      SOLE                        491700.000
Conoco Inc-New                 COM              208251504    20996 741920.000SH      SOLE                        741920.000
Conseco Inc.                   COM              208464107     7312 1639523.501SH     SOLE                        1639523.501
Countrywide Credit Ind Inc     COM              222372104     2185 53323.152SH       SOLE                         53323.152
Crossman Communities           COM              22764e109     2297 69600.000SH       SOLE                         69600.000
D&K Healthcare                 COM              232861104    11225 197100.000SH      SOLE                        197100.000
DVI Inc                        COM              233343102      396 23000.000SH       SOLE                         23000.000
Dal-Tile International Inc     COM              23426R108    15357 660500.000SH      SOLE                        660500.000
Delphi Automotive Systems Corp COM              247126105     6122 448195.000SH      SOLE                        448195.000
Denbury Res. Inc.              COM              247916208     1751 239500.000SH      SOLE                        239500.000
Dollar Tree Stores Inc         COM              256747106      927 30000.000SH       SOLE                         30000.000
Edwards, A. G.                 COM              281760108      650 14712.000SH       SOLE                         14712.000
El Paso Corp.                  COM              28336L109    21323 477985.144SH      SOLE                        477985.144
Ethan Allen Interiors Inc      COM              297602104     1872 45000.000SH       SOLE                         45000.000
Fannie Mae                     COM              313586109     9400 118244.000SH      SOLE                        118244.000
Fidelity Nat'l Fin'l           COM              316326107    28413 1145691.000SH     SOLE                        1145691.000
Ford                           COM              345370860     3586 228143.000SH      SOLE                        228143.000
Forest Oil                     COM              346091705     1210 42900.000SH       SOLE                         42900.000
Frontier Airlines              COM              359065109     3755 220900.000SH      SOLE                        220900.000
Furniture Brands Intl. Inc.    COM              360921100      285 8900.000 SH       SOLE                          8900.000
Gabelli Asset Management       COM              36239Y102     5253 121600.000SH      SOLE                        121600.000
General Cable Corp             COM              369300108     1651 126000.000SH      SOLE                        126000.000
General Electric               COM              369604103      502 12533.487SH       SOLE                         12533.487
GlobalSantaFe Corp.            COM              g3930e101      478 16756.000SH       SOLE                         16756.000
Graco Inc.                     COM              384109104     7339 187949.000SH      SOLE                        187949.000
Houston Exploration            COM              442120101     6065 180600.000SH      SOLE                        180600.000
Intel Corp                     COM              458140100      672 21380.000SH       SOLE                         21380.000
International Business Machine COM              459200101    10446 86363.000SH       SOLE                         86363.000
JLG Industries Inc.            COM              466210101     1740 163352.801SH      SOLE                        163352.801
Lamson & Sessions              COM              513696104     3021 575500.000SH      SOLE                        575500.000
Libbey Inc Com                 COM              52989B108     1306 40000.000SH       SOLE                         40000.000
Manor Care Inc New Com         COM              564055101     1363 57500.000SH       SOLE                         57500.000
Masco Corp                     COM              574599106     4981 203300.000SH      SOLE                        203300.000
Mastec Inc.                    COM              576323109     5705 820835.000SH      SOLE                        820835.000
Mellon Financial Corp.         COM              58551a108     7557 200864.873SH      SOLE                        200864.873
Merck & Company                COM              589331107      761 12946.000SH       SOLE                         12946.000
Meritage Corp.                 COM              59001A102    15291 298070.000SH      SOLE                        298070.000
Merrill Lynch                  COM              590188108    13604 261020.000SH      SOLE                        261020.000
Mohawk Industries Inc.         COM              608190104     6476 118000.000SH      SOLE                        118000.000
Monaco Coach                   COM              60886R103     2590 118449.000SH      SOLE                        118449.000
Morgan Stanley Dean Witter Dis COM              617446448    12496 223380.000SH      SOLE                        223380.000
NVR Inc.                       COM              62944t105    26641 130595.000SH      SOLE                        130595.000
Nabors Industries              COM              629568106     7038 205000.000SH      SOLE                        205000.000
National RV Holdings           COM              637277104     3474 354450.000SH      SOLE                        354450.000
Ocean Energy Inc.              COM              67481e106    10050 523420.000SH      SOLE                        523420.000
Omni Energy Services           COM              68210T109       81 86400.000SH       SOLE                         86400.000
Orthodontic Centers AM         COM              68750P103    14933 489600.000SH      SOLE                        489600.000
Patterson Energy Inc.          COM              703481101    13986 600000.000SH      SOLE                        600000.000
Philip Morris                  COM              718154107     1274 27780.000SH       SOLE                         27780.000
Photon Dynamics Inc.           COM              719364101     3593 78700.000SH       SOLE                         78700.000
Polaris Industries, Inc.       COM              731068102    18678 323425.000SH      SOLE                        323425.000
Polo Ralph Lauren Corp CL A    COM              731572103     1606 60000.000SH       SOLE                         60000.000
Pulte Homes, Inc.              COM              745867101     4919 110115.000SH      SOLE                        110115.000
R G Barry Corp                 COM              068798107     2033 322200.000SH      SOLE                        322200.000
RTI International Metals Inc.  COM              74973w107      398 40000.000SH       SOLE                         40000.000
Readers Digest Assoc.          COM              755267101     5202 225400.000SH      SOLE                        225400.000
Rush Enterprises Inc.          COM              781846100     1971 282005.000SH      SOLE                        282005.000
SCIOS Inc                      COM              808905103      951 40000.000SH       SOLE                         40000.000
SWS Group Inc.                 COM              78503N107        ? 90249.000SH       SOLE                         90249.000
Salton                         COM              795757103     4236 224340.000SH      SOLE                        224340.000
Sovereign Bancorp Inc.         COM              845905108     1285 105000.000SH      SOLE                        105000.000
Stanley Furniture              COM              854305208    11687 491680.000SH      SOLE                        491680.000
Sun Intl Hotels LTD Ord Shs    COM              P8797T133     1092 43080.000SH       SOLE                         43080.000
Super Value Stores             COM              868536103     3631 164132.000SH      SOLE                        164132.000
Superior Industries            COM              868168105    19175 476389.000SH      SOLE                        476389.000
Terex Corp Del                 COM              880779103     2294 130800.000SH      SOLE                        130800.000
Texas Industries Inc.          COM              882491103     9297 251957.448SH      SOLE                        251957.448
Thor Industries Inc.           COM              885160101     1941 52400.000SH       SOLE                         52400.000
Toll Brothers Inc.             COM              889478103     4390 100000.000SH      SOLE                        100000.000
Triant Technologies Inc.       COM                               6 10000.000SH       SOLE                         10000.000
Visteon Corp.                  COM              92839u107     8544 568090.814SH      SOLE                        568090.814
Washington Mutual Inc.         COM              939322103     3255 99552.000SH       SOLE                         99552.000
Whirlpool Corp                 COM              963320106    17112 233355.000SH      SOLE                        233355.000
Winnebago Inds. Inc.           COM              974637100     6151 166510.000SH      SOLE                        166510.000
Muhlenkamp Fund                MUT              962096103      472 8804.371 SH       SOLE                          8804.371
Vanguard Windsor Fund II       MUT              922018205      204 7987.793 SH       SOLE                          7987.793